Share-Based Incentives - Rollforward (Details) - shares	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Class B and Class C Shares
Shares outstanding, beginning of year	100,000,000
Shares outstanding, end of year	100,000,000		100,000,000
Class B Shares
RSUs
Accelerated vesting and repurchase upon change of control			(222,659)
Class B and Class C Shares
Shares outstanding, beginning of year	0		222,659	274,664
Accelerated vesting and repurchase upon change of control			(222,659)
Repurchased				(52,005)
Net expirations and exercises			0	0
Shares outstanding, end of year	0		0	222,659
Class B Shares | Restricted Shares
RSUs
Accelerated vesting and repurchase upon change of control			(107,652)
Class B and Class C Shares
Shares outstanding, beginning of year	0		139,820	189,166
Accelerated vesting and repurchase upon change of control			(107,652)
Repurchased				(29,048)
Expiration of restricted period			(32,168)	(20,298)
Shares outstanding, end of year	0		0	139,820
Class B Shares | Unrestricted shares
RSUs
Accelerated vesting and repurchase upon change of control			(115,007)
Class B and Class C Shares
Shares outstanding, beginning of year	0		82,839	85,498
Accelerated vesting and repurchase upon change of control			(115,007)
Repurchased				(22,957)
Exercised			32,168	20,298
Shares outstanding, end of year	0		0	82,839
Common Class C
RSUs
Vested	(44,459)
Accelerated vesting and repurchase upon change of control			(13,192)
Class B and Class C Shares
Shares outstanding, beginning of year	7,666		9,445	0
Accelerated vesting and repurchase upon change of control			(13,192)
Granted	7,722		11,413	7,373
Purchased				2,072
RSUs and imputed dividends settled in Class C shares	44,459
Shares outstanding, end of year	59,847		7,666	9,445
Common Class C | Restricted Shares
RSUs
Vested	0
Accelerated vesting and repurchase upon change of control			(7,373)
Class B and Class C Shares
Shares outstanding, beginning of year	7,666		7,373	0
Accelerated vesting and repurchase upon change of control			(7,373)
Granted	7,722		7,666	7,373
Purchased				0
RSUs and imputed dividends settled in Class C shares	0
Shares outstanding, end of year	15,388		7,666	7,373
Common Class C | Unrestricted shares
RSUs
Vested	(44,459)
Accelerated vesting and repurchase upon change of control			(5,819)
Class B and Class C Shares
Shares outstanding, beginning of year	0		2,072	0
Accelerated vesting and repurchase upon change of control			(5,819)
Granted	0		3,747	0
Purchased				2,072
RSUs and imputed dividends settled in Class C shares	44,459
Shares outstanding, end of year	44,459		0	2,072
Restricted Stock Units (RSUs)
RSUs
RSUs outstanding at beginning of period	265,805		263,214	0
Forfeitures	(29,044)		(2,964)
Vested	(42,838)
Accelerated vesting and repurchase upon change of control			(260,250)
Granted	222,093	[1]	265,805	263,214
RSUs outstanding at end of period	416,016		265,805	263,214
Class B and Class C Shares
Accelerated vesting and repurchase upon change of control			(260,250)
RSUs and imputed dividends settled in Class C shares	42,838

[1]	For RSUs, the number of grants in the table are shown at the maximum number that can be attained if the performance conditions are fully met for personal and Company performance. Forfeitures represent adjustments to grants falling below the maximum attainable as a result of not fully meeting the performance conditions.